Financial assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Current financial assets	€ 4,323	€ 1,903	[1]	€ 935
Financial assets at amortised cost | Financial securities
Disclosure of financial assets [line items]
Current financial assets	3,171	€ 1,087
Financial assets at amortised cost | Financial securities | Later than six months [member]
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	€ 2,107
Credit Suisse Asset Management
Disclosure of financial assets [line items]
Cash proceeds received, percentage of investment	67.00%
Current financial assets	€ 137

[1]	Refer to Note 3, Scope of consolidation